                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT
                                    issued by
                       METROPOLITAN LIFE INSURANCE COMPANY

              METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT I
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                         SUPPLEMENT DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account I or the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

  AIM VARIABLE              Met/AIM
INSURANCE             Capital Appreciation
FUNDS -- SERIES I     Portfolio
                            MFS(R)
     AIM V.I.          Research
       International   International
       Growth Fund     Portfolio
 FIDELITY(R)                Oppenheimer
 VARIABLE INSURANCE    Capital
 PRODUCTS -- INI-      Appreciation
 TIAL CLASS            Portfolio
                       METROPOLITAN
     Contrafund(R)     SERIES FUND,
       Portfolio       INC. -- CLASS A
                            BlackRock
     Equity-Income     Money Market
       Portfolio       Portfolio
                            Capital
     High Income       Guardian U.S.
       Portfolio       Equity Portfolio
     Index 500              MFS(R) Total
       Portfolio       Return Portfolio
 LEGG MASON
 PARTNERS VARIABLE          T. Rowe Price
 EQUITY                Large Cap Growth
 TRUST -- CLASS I      Portfolio
     Legg Mason
       Partners             Western Asset
       Variable        Management
       Aggressive      Strategic Bond
       Growth          Opportunities
       Portfolio              Portfolio
     Legg Mason
       Partners             Western Asset
       Variable        Management U.S.
       Appreciation    Government
       Portfolio       Portfolio
     Legg Mason
       Partners
       Variable        MFS(R) VARIABLE
       Small Cap       INSURANCE
       Growth          TRUST -- INITIAL
       Portfolio       CLASS
 MET INVESTORS              MFS(R)
 SERIES                Research Bond
 TRUST -- CLASS A      Series
     BlackRock Large
       Cap Core
       Portfolio


Certain Investment Portfolios have been subject to a substitution. Please see "Additional Information Regarding Investment Portfolios" for more information.

                                   FEE TABLES

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999) (as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.


Mortality and Expense Risk Charge..........................  1.25%(1)
Administrative Expense Charge..............................  0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES......................  1.40%


ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
1999)
(as a percentage of average net assets)

Mortality and Expense Risk Charge..........................  0.84%(1)
Administrative Expense Charge..............................  0.15%
                                                             ----
TOTAL SEPARATE ACCOUNT EXPENSES............................  0.99%


   (1) We will waive the following amounts of the Mortality and Expense Risk
       Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Oppenheimer Capital Appreciation Portfolio -- Class A; and 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio -- Class A.

INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

                                                             MINIMUM   MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service        0.10%     1.10%
(12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

                                          DISTRIBUTION               ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                             AND/OR        OTHER    FUND FEES     ANNUAL     WAIVER AND/OR      ANNUAL
                             MANAGEMENT      SERVICE     EXPENSES      AND      OPERATING       EXPENSE        OPERATING
UNDERLYING FUND:                 FEE      (12B-1) FEES              EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
----------------             ----------   ------------   --------   ---------   ---------   ---------------   ----------
 AIM VARIABLE INSURANCE
     FUNDS -- SERIES I
  AIM V.I. International        0.71%          --          0.36%       0.01%       1.08%          0.01%          1.07%(1)
     Growth Fund
 FIDELITY(R) VARIABLE
     INSURANCE
     PRODUCTS -- INITIAL
     CLASS
Contrafund(R) Portfolio         0.56%          --          0.09%         --        0.65%            --           0.65%
Equity-Income Portfolio         0.46%          --          0.09%         --        0.55%            --           0.55%
High Income Portfolio           0.57%          --          0.11%         --        0.68%            --           0.68%
Index 500 Portfolio             0.10%          --            --          --        0.10%            --           0.10%
LEGG MASON PARTNERS
  VARIABLE EQUITY
  TRUST -- CLASS I
Legg Mason Partners             0.75%          --          0.07%         --        0.82%            --           0.82%(2)
  Variable Aggressive
  Growth Portfolio++
Legg Mason Partners             0.69%          --          0.11%       0.01%       0.81%            --           0.81%(2)
  Variable Appreciation
  Portfolio
Legg Mason Partners             0.75%          --          0.35%         --        1.10%            --           1.10%(2)
  Variable Small Cap Growth
  Portfolio
MET INVESTORS SERIES
  TRUST -- CLASS A
BlackRock Large Cap Core        0.58%          --          0.07%         --        0.65%            --           0.65%
  Portfolio
Met/AIM Capital                 0.76%          --          0.10%         --        0.86%            --           0.86%
  Appreciation Portfolio
MFS(R) Research                 0.70%          --          0.09%         --        0.79%            --           0.79%
  International Portfolio
Oppenheimer Capital             0.58%          --          0.04%         --        0.62%            --           0.62%
  Appreciation Portfolio
METROPOLITAN SERIES FUND,
  INC. --
  CLASS A
BlackRock Money Market          0.33%          --          0.07%         --        0.40%          0.01%          0.39%(3)
  Portfolio
Capital Guardian U.S.           0.66%          --          0.05%         --        0.71%            --           0.71%
  Equity Portfolio
MFS(R) Total Return             0.53%          --          0.05%         --        0.58%            --           0.58%
  Portfolio
T. Rowe Price Large Cap         0.60%          --          0.07%         --        0.67%            --           0.67%%
  Growth Portfolio
Western Asset Management        0.61%          --          0.05%         --        0.66%            --           0.66%
  Strategic Bond
  Opportunities Portfolio
Western Asset Management        0.49%          --          0.05%         --        0.54%            --           0.54%
  U.S. Government Portfolio
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
MFS(R) Research Bond Series     0.60%          --          0.17%         --        0.77%          0.10%          0.67%(4)


* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.

(1) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. The Fee Waiver reflects this agreement, which is in effect through at least April 30, 2009.
(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the funds going forward.
(3) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(4) MFS(R) has agreed in writing to reduce its management fee to 0.50% of average daily net assets annually. This written agreement will remain in effect until modified by the fund's Board of Trustees.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

We have added the following sentence to the end of the first paragraph of this subsection:

Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected.

SECTION 3: PURCHASE

We have added the following paragraphs at the end of the PURCHASE PAYMENTS subsection:

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

SECTION 4: SUBACCOUNTS

There is no assurance that an Investment Portfolio will achieve its stated objective. You should read the prospectuses for these Investment Portfolios carefully before investing.

                                             INVESTMENT
   FUNDING OPTION     INVESTMENT OBJECTIVE   ADVISER/SUBADVISER
  ---------------     --------------------   ------------------
AIM VARIABLE
  INSURANCE
  FUNDS -- SERIES I
  AIM V.I.            Seeks long-term        Invesco Aim
      International   growth of capital.     Advisors, Inc.
      Growth Fund                            Subadvisers: Invesco
                                             Trimark Investment
                                             Management Inc.;
                                             Invesco Global Asset
                                             Management (N.A.),
                                             Inc.; Invesco
                                             Institutional
                                             (N.A.), Inc.;
                                             Invesco Senior
                                             Secured Management,
                                             Inc.; Invesco Hong
                                             Kong Limited;
                                             Invesco Asset
                                             Management Limited;
                                             Invesco Asset
                                             Management (Japan)
                                             Limited; Invesco
                                             Asset Management
                                             Deutschland, GmbH;
                                             and Invesco
                                             Australia Limited
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS
  -- INITIAL CLASS
  Contrafund(R)       Seeks long-term        Fidelity Management
      Portfolio       capital                & Research Company
                      appreciation.

                                             INVESTMENT
   FUNDING OPTION     INVESTMENT OBJECTIVE   ADVISER/SUBADVISER
  ---------------     --------------------   ------------------

  Equity-Income       Seeks reasonable       Fidelity Management
      Portfolio       income. The fund       & Research Company
                      will also consider
                      the potential for
                      capital
                      appreciation. The
                      fund's goal is to
                      achieve a yield
                      which exceeds the
                      composite yield on
                      the securities
                      comprising the
                      Standard & Poor's
                      500SM Index (S&P
                      500(R)).

  High Income         Seeks a high level     Fidelity Management
      Portfolio       of current income,     & Research Company
                      while also
                      considering growth
                      of capital.

  Index 500           Seeks investment       Fidelity Management
      Portfolio       results that           & Research Company
                      correspond to the
                      total return of
                      common stocks
                      publicly traded in
                      the United States,
                      as represented by
                      the S&P 500.
LEGG MASON PARTNERS
  VARIABLE EQUITY
  TRUST -- CLASS I

  Legg Mason          Seeks capital          Legg Mason Partners
      Partners        appreciation.          Fund Advisor, LLC
      Variable                               Subadviser:
      Aggressive                             ClearBridge
      Growth                                 Advisors, LLC
      Portfolio

  Legg Mason          Seeks long-term        Legg Mason Partners
     Partners         appreciation of        Fund Advisor, LLC
     Variable         capital.               Subadviser:
     Appreciation                            ClearBridge
     Portfolio                               Advisors, LLC

  Legg Mason          Seeks long-term        Legg Mason Partners
     Partners         growth of capital.     Fund Advisor, LLC
     Variable Small                          Subadviser:
     Cap Growth                              ClearBridge
     Portfolio                               Advisors, LLC

MET INVESTORS SERIES
  TRUST -- CLASS A

  BlackRock Large     Seeks long-term        Met Investors
     Cap Core         capital growth.        Advisory LLC
     Portfolio                               Subadviser:
                                             BlackRock Advisors,
                                             LLC

  Met/AIM Capital     Seeks capital          Met Investors
     Appreciation     appreciation.          Advisory LLC
     Portfolio                               Subadviser: Invesco
                                             Aim Capital
                                             Management, Inc.

  MFS(R) Research     Seeks capital          Met Investors
     International    appreciation.          Advisory LLC
     Portfolio                               Subadviser:
                                             Massachusetts
                                             Financial Services
                                             Company

  Oppenheimer         Seeks capital          Met Investors
     Capital          appreciation.          Advisory LLC
     Appreciation                            Subadviser:
     Portfolio                               OppenheimerFunds,
                                             Inc.

METROPOLITAN SERIES
  FUND,
  INC. -- CLASS A

  BlackRock Money     Seeks a high level     MetLife Advisers,
     Market           of current income      LLC
     Portfolio        consistent with        Subadviser:
                      preservation of        BlackRock Advisors,
                      capital.               LLC

  Capital Guardian    Seeks long-term        MetLife Advisers,
     U.S. Equity      growth of capital.     LLC
     Portfolio                               Subadviser: Capital
                                             Guardian Trust
                                             Company

  MFS(R) Total        Seeks a favorable      MetLife Advisers,
     Return           total return through   LLC
     Portfolio        investment in a        Subadviser:
                      diversified            Massachusetts
                      portfolio.             Financial Services
                                             Company

  T. Rowe Price       Seeks long-term        MetLife Advisers,
     Large Cap        growth of capital      LLC
     Growth           and, secondarily,      Subadviser: T. Rowe
     Portfolio        dividend income.       Price Associates,
                                             Inc.

  Western Asset       Seeks to maximize      MetLife Advisers,
     Management       total return           LLC
     Strategic Bond   consistent with        Subadviser: Western
     Opportunities    preservation of        Asset Management
     Portfolio        capital.               Company

                                             INVESTMENT
   FUNDING OPTION     INVESTMENT OBJECTIVE   ADVISER/SUBADVISER
  ---------------     --------------------   ------------------

  Western Asset       Seeks to maximize      MetLife Advisers,
     Management U.S.  total return           LLC
     Government       consistent with        Subadviser: Western
     Portfolio        preservation of        Asset Management
                      capital and            Company
                      maintenance of
                      liquidity.

MFS(R) VARIABLE
  INSURANCE
  TRUST -- INITIAL
  CLASS

  MFS(R) Research     Seeks total return     Massachusetts
     Bond Series      with an emphasis on    Financial Services
                      current income, but    Company
                      also considering
                      capital
                      appreciation.


             ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS

Some of the Investment Portfolios listed above were subject to a substitution. The chart below identifies the former name and new name for each of these Investment Portfolios, and where applicable, the former name and new name of the trust of which the Investment Portfolio is a part.

INVESTMENT PORTFOLIO SUBSTITUTIONS

The following new Investment Portfolios were substituted for the former Portfolios.

FORMER INVESTMENT PORTFOLIO     NEW INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Government       METROPOLITAN SERIES FUND, INC.
      Securities                      Western Asset Management U.S.
      Fund -- Series I                Government Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE
      PRODUCTS
      Growth                    MET INVESTORS SERIES TRUST
      Portfolio -- Initial            Oppenheimer Capital Appreciation
      Class                           Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE
      PRODUCTS
      Overseas                  MET INVESTORS SERIES TRUST
      Portfolio -- Initial            MFS(R) Research International
      Class                           Portfolio -- Class A
MFS(R) VARIABLE INSURANCE
      TRUST                     METROPOLITAN SERIES FUND, INC.
      MFS(R) Emerging Growth          T. Rowe Price Large Cap Growth
      Series -- Initial Class         Portfolio -- Class A
MFS(R) VARIABLE INSURANCE
      TRUST                     MET INVESTORS SERIES TRUST
      MFS(R) Research                 BlackRock Large Cap Core
      Series -- Initial Class         Portfolio -- Class A


We have modified the Monitored Portfolios listed in the second paragraph in the MARKET TIMING/EXCESSIVE TRADING subsection in SECTION 4. SUBACCOUNTS to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios, (i.e., the AIM V.I. International Growth Fund, the Fidelity VIP High Income Portfolio, the Legg Mason Partners Variable Small Cap Growth Portfolio, MFS(R) International Portfolio and the Western Asset Management Strategic Bond Opportunities Portfolio, (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We have added the following sentence to the end of the last paragraph in the DOLLAR COST AVERAGING PROGRAM subsection in SECTION 4. SUBACCOUNTS to read as follows:

If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

SECTION 5: CHARGES AND DEDUCTIONS

We have modified the first paragraph of the following subsection to read as follows:

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total Purchase Payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the Purchase Payment(s) withdrawn, based on the number of years since the date the Purchase Payment(s) was paid. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

SECTION 7: ACCESS TO YOUR MONEY

We have added the following paragraph to the end of this section:

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

SECTION 9: OTHER INFORMATION

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.

We have modified the second paragraph in this subsection to read as follows:

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.